Sohu.com Limited Shareholders' Equity (Sogou Inc. Share-based Awards, Option Modification) (Details) - Sogou [Member] - USD ($)	12 Months Ended
	Dec. 31, 2019	Mar. 31, 2018
Sogou 2010 Share Incentive Plan [Member] | Share Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares under contractually granted share options	39,213,000
Number of Class A ordinary shares deemed granted under share options	37,340,000
Sogou 2010 Share Incentive Plan [Member] | Class A Ordinary Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Incremental fair value	$ 0
Sogou 2010 Share Incentive Plan [Member] | Class A Ordinary Shares [Member] | Early Exercise of Share Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued upon the early exercise of options granted	3,798,000
Shares vested but have not been distributed to beneficiaries	1,722,000
Sogou 2010 Share Incentive Plan [Member] | Class A Ordinary Shares [Member] | Share Options [Member] | Vesting Condition Change of Share Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares under contractually granted share options		2,181,192
Number of Class A ordinary shares not deemed granted under share options		1,601,427
Number of Class A ordinary shares deemed granted under share options		579,765
Sohu Management Sogou Share Option Arrangement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares under contractually granted share options	8,305,000
Number of Class A ordinary shares deemed granted under share options	8,305,000
Sohu Management Sogou Share Option Arrangement [Member] | Share Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Incremental fair value	$ 0
Sohu Management Sogou Share Option Arrangement [Member] | Class A Ordinary Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares under contractually granted share options	8,305,000